Supplement to the
Fidelity® International Real Estate Fund
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

IRE-16-03 1.808406.117	December 1, 2016

Supplement to the
Gold Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Gold Portfolio's fundamental “invests primarily” policy and to modify Gold Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for Gold Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AGLD-16-05 1.847523.117	December 1, 2016

Supplement to the
Telecommunications Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Telecommunications Portfolio's fundamental “invests primarily” policy and to modify Telecommunications Portfolio's fundamental concentration policy. A meeting of the shareholders of the fund will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for Telecommunications Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

ATLC-16-05 1.845214.118	December 1, 2016

Supplement to the
Consumer Staples Portfolio
Class I
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Consumer Staples Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

ACSFI-16-04 1.855552.114	December 1, 2016

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Consumer Discretionary Portfolio has been removed.

Effective December 12, 2016, the redemption fee for Retailing Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Automotive Portfolio's, Leisure Portfolio's, Multimedia Portfolio's and Retailing Portfolio's fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for each of Automotive Portfolio, Leisure Portfolio, Multimedia Portfolio and Retailing Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces similar information for Retailing Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Nicola Stafford (lead portfolio manager) has managed the fund since October 2016.

Deena Friedman (co-manager) has managed the fund since July 2014.

The following information replaces similar information for Construction and Housing Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Neil Nabar (portfolio manager) has managed the fund since September 2016.

Effective December 12, 2016, the following information replaces similar information for Automotive Portfolio, Construction and Housing Portfolio, Leisure Portfolio, and Multimedia Portfolio in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information supplements similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Nicola Stafford is lead portfolio manager of Retailing Portfolio, which she has managed since October 2016. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

Deena Friedman is co-manager of Retailing Portfolio, which she has managed since July 2014. Since joining Fidelity Investments in 2006, Ms. Friedman has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Holger Boerner found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Neil Nabar is portfolio manager of Construction and Housing Portfolio, which he has managed since September 2016. Since joining Fidelity Investments in 2008, Mr. Nabar has worked as a research analyst, quantitative analyst, and portfolio manager.

SELCON-16-06 1.913699.118	December 1, 2016

Supplement to the
Materials Portfolio
Class I
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Materials Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AMFI-16-04 1.855559.115	December 1, 2016

Supplement to the
Fidelity® Select Portfolios®
Utilities Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Utilities Portfolio’s fundamental “invests primarily” policy and to modify Utilities Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for Utilities Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELUTL-16-04 1.918622.107	December 1, 2016

Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Biotechnology Portfolio has been removed.

Effective December 12, 2016, the redemption fee for Health Care Portfolio has been removed.

Effective December 12, 2016, the redemption fee for Medical Equipment and Systems Portfolio has been removed.

Effective December 12, 2016, the redemption fee for Pharmaceuticals Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Biotechnology Portfolio’s, Health Care Portfolio’s, Health Care Services Portfolio’s, Medical Equipment and Systems Portfolio’s, and Pharmaceuticals Portfolio’s fundamental “invests primarily” policy and to modify each fund’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for each of Biotechnology Portfolio’s, Health Care Portfolio’s, Health Care Services Portfolio’s, Medical Equipment and Systems Portfolio’s, and Pharmaceuticals Portfolio’s will be modified to tie to certain specified industries. If shareholders of Medical Equipment and Systems Portfolio approve this proposal, the fund will (i) change its name to Medical Technology and Devices Portfolio, (ii) expand its 80% policy to include companies engaged in life sciences and health care technology, and (iii) change its supplemental benchmark index to the MSCI U.S. IMI Health Care Technology and Devices 25/50 Index to provide a more meaningful measure of the fund’s broader investment focus. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective December 12, 2016, the following information replaces similar information for Health Care Services Portfolio in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

SELHC-16-05 1.918629.111	December 1, 2016

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Energy Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Energy Portfolio's, Energy Service Portfolio's, Natural Gas Portfolio's, and Natural Resources Portfolio's fundamental “invests primarily” policy and to modify each fund's fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for each Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective December 12, 2016, the following information replaces similar information for Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

SELNR-16-04 1.913321.113	December 1, 2016

Supplement to the
Materials Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Materials Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AMF-16-05 1.847525.116	December 1, 2016

Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Chemicals Portfolio's, Gold Portfolio's, and Materials Portfolio's fundamental “invests primarily” policy and to modify Chemicals Portfolio's and Gold Portfolio's fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for each of Chemicals Portfolio and Gold Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces similar information for Chemicals Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Richard Malnight (portfolio manager) has managed the fund since October 2016.

The following information replaces the biographical information for Mahmoud Sharaf found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Richard Malnight is portfolio manager of Chemicals Portfolio, which he has managed since October 2016. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

SELMT-16-05 1.918620.108	December 1, 2016

Supplement to the
Gold Portfolio
Class I
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Gold Portfolio's fundamental “invests primarily” policy and to modify Gold Portfolio's fundamental concentration policy. A meeting of the shareholders of the fund will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for Gold Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AGLDI-16-04 1.853418.116	December 1, 2016

Supplement to the
Consumer Staples Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Consumer Staples Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

ACSF-16-05 1.847521.115	December 1, 2016

Supplement to the
Fidelity® Real Estate Investment Portfolio
September 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

REA-16-05 1.734044.118	December 1, 2016

Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Consumer Staples Portfolio’s fundamental “invests primarily” policy. A meeting of the shareholders of the fund will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCS-16-04 1.918665.107	December 1, 2016

Supplement to the
Telecommunications Portfolio
Class I
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Telecommunications Portfolio's fundamental “invests primarily” policy and to modify Telecommunications Portfolio's fundamental concentration policy. A meeting of the shareholders of the fund will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, the fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for Telecommunications Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

ATLCI-16-04 1.845215.117	December 1, 2016

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Telecommunications Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Telecommunications Portfolio’s and Wireless Portfolio’s fundamental “invests primarily” policy and to modify Telecommunications Portfolio’s and Wireless Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for each of Telecommunications Portfolio and Wireless Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Kyle Weaver no longer serves as lead portfolio manager of Wireless Portfolio.

The following information replaces similar information for Wireless Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Drukker (lead portfolio manager) has managed the fund since October 2016.

Harlan Carere (co-manager) has managed the fund since December 2015.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Drukker is portfolio manager of Telecommunications Portfolio, which he has managed since January 2013 and is lead portfolio manager of Wireless Portfolio, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Drukker has worked as a research analyst and portfolio manager.

Harlan Carere is co-manager of Wireless Portfolio, which he has managed since December 2015. Since joining Fidelity Investments in 2000, Mr. Carere has worked as a research analyst and a portfolio manager.

Effective December 12, 2016, the following information replaces similar information for Wireless Portfolio in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

SELTS-16-06 1.918618.113	December 1, 2016

Supplement to the
Fidelity® International Real Estate Fund
Class A, Class T, Class C and Class I
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AIRE-16-05 1.855555.115	December 1, 2016

Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Defense and Aerospace Portfolio has been removed.

Effective December 12, 2016, the redemption fee for Industrials Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund's fundamental “invests primarily” policy and to modify Air Transportation Portfolio's, Defense and Aerospace Portfolio's, Industrial Equipment Portfolio's, and Transportation Portfolio's fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for each of Air Transportation Portfolio, Defense and Aerospace Portfolio, Industrial Equipment Portfolio, and Transportation Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Industrial Equipment Portfolio and Industrials Portfolio pursuant to which Industrial Equipment Portfolio would be reorganized on a tax-free basis with and into Industrials Portfolio.

The Agreement provides for the transfer of all of the assets of Industrial Equipment Portfolio in exchange for shares of Industrials Portfolio equal in value to the net assets of Industrial Equipment Portfolio and the assumption by Industrials Portfolio of all of the liabilities of Industrial Equipment Portfolio. After the exchange, Industrial Equipment Portfolio will distribute the Industrials Portfolio shares to its shareholders pro rata, in liquidation of Industrial Equipment Portfolio. As a result, shareholders of Industrial Equipment Portfolio will become shareholders of Industrials Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Industrial Equipment Portfolio is expected to be held during the first quarter of 2017 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Industrial Equipment Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about May 5, 2017. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Industrials Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective December 12, 2016, the following information replaces similar information for Air Transportation Portfolio, Environment and Alternative Energy Portfolio, Industrial Equipment Portfolio, and Transportation Portfolio in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

SELCI-16-06 1.911519.119	December 1, 2016

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for IT Services Portfolio has been removed.

Effective December 12, 2016, the redemption fee for Software and IT Services Portfolio has been removed.

Effective December 12, 2016, the redemption fee for Technology Portfolio has been removed.

The Board of Trustees has approved a fund name change from Electronics Portfolio to Semiconductors Portfolio effective October 1, 2016.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Communications Equipment Portfolio’s, Computers Portfolio’s, IT Services Portfolio’s, Semiconductors Portfolio’s, Software and IT Services Portfolio’s, and Technology Portfolio’s fundamental “invests primarily” policy and to modify Computers Portfolio’s, Semiconductors Portfolio’s, Software and IT Services Portfolio’s, and Technology Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, if shareholders of Semiconductors Portfolio approve the fundamental “invests primarily” policy, the 80% policy for Semiconductors Portfolio will be modified to better reflect the fund’s investment focus on manufacturers of semiconductors and related products and of semiconductor equipment. Also, for each of Computers Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, and Technology Portfolio the fundamental concentration policy will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective December 12, 2016, the following information replaces similar information for Computers Portfolio, Communications Equipment Portfolio, and Semiconductors Portfolio in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

SELTEC-16-05 1.918659.116	December 1, 2016

Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Financial Services Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Brokerage and Investment Management Portfolio's, Financial Services Portfolio's, and Insurance Portfolio's fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name and Brokerage and Investment Management Portfolio will expand its 80% policy to include companies involved in providing data and decision support tools to the capital markets industry. In addition, the fundamental concentration policy for each of Brokerage and Investment Management Portfolio, Financial Services Portfolio and Insurance Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective September 1, 2016, the supplemental index for Select Banking Portfolio has changed from the MSCI U.S. IMI Banks 25-50 Index to the MSCI U.S. IMI Banks 5% Capped Index.

The supplemental index for Select Brokerage and Investment Management Portfolio has been renamed from the MSCI U.S. IMI Capital Markets 25-50 Index to the MSCI U.S. IMI Capital Markets 5% Capped Index.

Effective September 1, 2016, the supplemental benchmark for Select Financial Services Portfolio has changed from the MSCI U.S. IMI Financials 25-50 Index to the MSCI U.S. IMI Financials 5% Capped Index.

The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Sheehy (co-manager) has managed the fund since January 2012.

Matt Reed (co-manager) has managed the fund since September 2016.

Effective September 1, 2016, the following information replaces similar information in the "Fund Basics" section under the heading "Principal Investment Strategies".

Financial Services Portfolio

The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services, including mortgage REITS; providers of personal loans and other consumer finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; and reinsurance companies.

Effective December 12, 2016, the following information replaces similar information for Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, and Insurance Portfolio in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information for Banking Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. Since joining Fidelity Investments in 2007, Mr. Sheehy has worked as an equity research analyst and portfolio manager.

Matt Reed is co-manager of Banking Portfolio, which he has managed since September 2016. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.

SELFIN-16-07 1.916419.121	December 1, 2016